Plant and Equipment - Schedule of Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Plant and equipment, at cost [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	RM 13,402,773		RM 11,480,843
Addition	4,894,732		5,524,353
Deconsolidation			(3,602,423)
Balance at ending	18,297,505	$ 4,093,036	13,402,773
Plant and equipment, at cost [Member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	12,468,561		10,317,196
Addition	4,894,732		4,704,560
Deconsolidation			(2,553,195)
Balance at ending	17,363,293	3,884,058	12,468,561
Plant and equipment, at cost [Member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	114,419		116,057
Addition
Deconsolidation			(1,638)
Balance at ending	114,419	25,595	114,419
Plant and equipment, at cost [Member] | Licences [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	775,901
Addition			775,901
Deconsolidation
Balance at ending	775,901	173,564	775,901
Plant and equipment, at cost [Member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	43,892		1,047,590
Addition			43,892
Deconsolidation			(1,047,590)
Balance at ending	43,892	9,819	43,892
Accumulated Depreciation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	2,355,695		1,749,091
Deconsolidation			(1,032,475)
Balance at ending	4,043,687	904,548	2,355,695
Depreciation for the year	1,687,992		1,639,079
Accumulated Depreciation [Member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	2,230,743		1,208,147
Deconsolidation			(234,523)
Balance at ending	3,807,496	851,713	2,230,743
Depreciation for the year	1,576,753		1,257,119
Accumulated Depreciation [Member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	56,323		33,876
Deconsolidation			(601)
Balance at ending	78,999	17,672	56,323
Depreciation for the year	22,676		23,048
Accumulated Depreciation [Member] | Licences [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	64,836
Deconsolidation
Balance at ending	142,426	31,860	64,836
Depreciation for the year	77,590		64,836
Accumulated Depreciation [Member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning	3,793		507,068
Deconsolidation			(797,351)
Balance at ending	14,766	3,303	3,793
Depreciation for the year	10,973		294,076
Carrying amount [member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning			11,047,078
Balance at ending	14,253,818	3,188,488
Carrying amount [member] | Equipment & Machine [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning			10,237,818
Balance at ending	13,555,797	3,032,345
Carrying amount [member] | Computer & Handphone [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning			58,096
Balance at ending	35,420	7,923
Carrying amount [member] | Licences [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning			711,065
Balance at ending	633,475	141,704
Carrying amount [member] | Renovation [Member]
Schedule of Depreciation Expenses [Line Items]
Balance at beginning			RM 40,099
Balance at ending	RM 29,126	$ 6,516